Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Goodwill	$ 2,747,668	$ 677,204
The Joint RRC Corp [Member]
Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment		297,630
Intangible assets		153,000
Goodwill		677,204
Total assets acquired		1,127,834
Unfavorable leases		(227,834)
Net assets acquired		$ 900,000
Reacquisitions of Franchises throughout Arizona and California and Acquisition of Clinic in Tempe, Arizona [Member]
Note 2 - Acquisitions (Details) - Assets Acquired and Liabilities Assumed [Line Items]
Property and equipment	1,346,766
Intangible assets	1,070,500
Goodwill	2,111,564
Total assets acquired	4,528,830
Deferred membership revenue	(107,555)
Net assets acquired	$ 4,421,275